Consolidated Balance Sheets (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents (Note 13)	100	565
Accounts receivable (net of allowance for doubtful accounts - $66; 2013 - $36) (Note 8)	1,016	923
Due from related parties (Note 20)	224	197
Regulatory assets (Note 11)	31	47
Materials and supplies	23	23
Deferred income tax assets (Note 7)	19	18
Derivative instruments (Note 13)	2	6
Investment (Notes 13, 20)		251
Prepaid expenses and other assets	35	28
Total current assets	1,450	2,058
Property, plant and equipment (Note 9):
Property, plant and equipment in service	25,356	23,820
Less: accumulated depreciation	9,134	8,615
Property, plant and equipment before construction in progress and future use land components and spares	16,222	15,205
Construction in progress	1,025	1,078
Future use land, components and spares	154	148
Property, plant and equipment, Total	17,401	16,431
Other long-term assets:
Regulatory assets (Note 11)	3,200	2,636
Intangible assets (net of accumulated amortization - $305; 2013 - $252) (Note 10)	276	313
Goodwill (Note 4)	173	133
Deferred debt issuance costs	36	36
Deferred income tax assets (Note 7)	7	11
Derivative instruments (Note 13)		6
Other	7	1
Total other long-term assets	3,699	3,136
Total assets	22,550	21,625
Current liabilities:
Bank indebtedness (Note 13)	2	31
Accounts payable	173	135
Accrued liabilities (Notes 15, 16)	611	654
Due to related parties (Note 20)	227	230
Accrued interest	100	100
Regulatory liabilities (Note 11)	47	85
Derivative instruments (Note 13)	3
Long-term debt payable within one year (includes $252 measured at fair value; 2013 - $506) (Notes 12, 13)	552	756
Total current liabilities	1,715	1,991
Long-term debt (includes $nil measured at fair value; 2013 - $256) (Notes 12, 13)	8,373	8,301
Other long-term liabilities:
Post-retirement and post-employment benefit liability (Note 15)	1,533	1,488
Deferred income tax liabilities (Note 7)	1,313	1,129
Pension benefit liability (Note 15)	1,236	845
Environmental liabilities (Note 16)	221	239
Regulatory liabilities (Note 11)	168	163
Net unamortized debt premiums	18	20
Asset retirement obligations (Note 17)	9	14
Long-term accounts payable and other liabilities	17	20
Total other long-term liabilities	4,515	3,918
Total liabilities	14,603	14,210
Contingencies and commitments (Notes 22, 23)
Subsequent Event (Note 25)
Preferred shares (authorized: unlimited; issued: 12,920,000) (Notes 18, 19)	323	323
Noncontrolling interest subject to redemption (Note 4)	21
Equity
Common shares (authorized: unlimited; issued: 100,000) (Notes 18, 19)	3,314	3,314
Retained earnings	4,249	3,787
Accumulated other comprehensive loss	(9)	(9)
Noncontrolling interest (Note 4)	49
Total equity	7,603	7,092
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	22,550	21,625